Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111-4006

December 9, 2014

Jimena Acuña Smith

(415) 315-2306

jimena.smith@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

Attn: Mr. James O’Connor

Room 8415

100 F Street, N.E.

Washington, DC 20549-1090

Re:	RS Investment Trust (Registration Nos. 033-16439 and 811-05159)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of RS Investment Trust (the “Trust”) is Post-Effective Amendment No. 132 to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 134 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended, on Form N-1A (the “Amendment”).

The Amendment is being submitted in connection with the establishment of two new series of the Trust, RS Focused Opportunity Fund and RS Focused Growth Opportunity Fund. Pursuant to the provisions of Rule 485(a)(2) under the Securities Act, it is intended that the Amendment become effective 75 days after filing. This Amendment relates solely to RS Focused Opportunity Fund and RS Focused Growth Opportunity Fund. This Amendment does not supersede or amend any disclosure in the Trust’s Registration Statement relating to any other series of the Trust.

No fees are required in connection with this filing. Please direct any questions concerning this filing to me at 415-315-2306.

Sincerely,

/s/ Jimena Acuña Smith
Jimena Acuña Smith

cc:	Nina Gupta, Esq., RS Investment Trust Timothy W. Diggins, Esq., Ropes & Gray LLP